Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 271,609	$ 924,428	$ 417,008
Accounts receivable, net	390,617	562,058	858,798
Inventories, net	326,860	362,963	231,748
Prepaid expenses	1,108,305	875,119	157,618
Total current assets	2,112,296	2,739,242	1,665,172
Non-current assets:
Intangible assets, net	409,692	299,797	281,662
Property, plant and equipment, net	4,424,895	3,731,403	3,211,208
Real estate properties for lease, net	1,099,876	2,238,577	2,684,064
Operating lease right-of-use assets, net	89,456	125,009	182,764
Financing lease right-of-use assets, net	3,330	8,523	46,058
Other non-current assets	27,235	28,453	61,998
Total non-current assets	6,054,484	6,431,762	6,467,754
Total assets	8,166,780	9,171,004	8,132,926
Current liabilities:
Short-term bank borrowings	2,662,649	2,726,197	1,348,373
Accounts payable	197,244	304,668	211,049
Amount due to related parties	800,007	341,563	48,812
Accrued expenses and other current liabilities	2,311,377	2,039,329	2,021,931
Long-term bank borrowings, current portion	925,070	596,335	289,973
Operating lease liabilities, current	58,964	61,099	58,203
Finance lease liabilities, current			47,244
Total current liabilities	6,955,311	6,069,191	4,025,585
Non-current liabilities:
Long-term bank borrowings	2,028,822	2,429,465	2,282,645
Operating lease liabilities, non-current	30,492	63,910	124,561
Other non-current liabilities	478,473	273,850	165,855
Total non-current liabilities	2,537,787	2,767,225	2,573,061
Total liabilities	9,493,098	8,836,416	6,598,646
Commitments and Contingencies
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock value			8,839,650
Additional paid in capital	11,464,055	11,464,055	925,297
Accumulated deficit	(12,621,494)	(11,213,083)	(9,623,455)
Accumulated other comprehensive income	511,949	344,870	610,984
Stockholders’ equity	(645,490)	595,842	752,476
Non-controlling interests	(680,828)	(261,254)	781,804
Total shareholders’ (deficit) equity	(1,326,318)	334,588	1,534,280
TOTAL LIABILITIES AND EQUITY (DEFICIT)	8,166,780	9,171,004	8,132,926
Cetus Capital Acquisition Corp [Member]
Current assets:
Cash	181,795	320,971	20,000
Prepaid expenses	209	15,140
Deferred offering costs			216,185
Total current assets	182,004	336,111	236,185
Non-current assets:
Cash held in the trust	22,127,715	60,158,872
Total assets	22,309,719	60,494,983	236,185
Current liabilities:
Other payable	777,991	293,748
Accrued offering costs	70,000	70,000
Franchise tax payable	32,625	179,876
Excise tax payable	387,925
Income tax payable	113,774	255,097
Amount due to related parties	1,099,737	748,509
Total current liabilities	2,482,052	1,547,230	216,837
Non-current liabilities:
Deferred underwriting commission	2,130,500	1,725,000
Total liabilities	4,612,552	3,272,230	216,837
Commitments and Contingencies
Class A Common stock subject to possible redemption, $0.0001 par value; 5,750,000 shares issued and outstanding at redemption value	22,055,715	59,723,899
SHAREHOLDERS’ (DEFICIT) EQUITY
Preferred share, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value
Additional paid in capital			24,856
Accumulated deficit	(4,358,727)	(2,501,325)	(5,652)
Total shareholders’ (deficit) equity	(4,358,548)	(2,501,146)	19,348
TOTAL LIABILITIES AND EQUITY (DEFICIT)	22,309,719	60,494,983	236,185
Common Class A [Member] | Cetus Capital Acquisition Corp [Member]
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock value	179	179	144
Common Class B [Member] | Cetus Capital Acquisition Corp [Member]
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock value
Related Party [Member]
Current assets:
Amounts due from related parties	$ 14,905	14,674
Related Party [Member] | Cetus Capital Acquisition Corp [Member]
Current liabilities:
Promissory note - related party			$ 216,837